Labor obligations (Tables)	12 Months Ended
Dec. 31, 2018
Labor obligations
Schedule of principal assumptions for actuarial valuations

	Year ended December 31,
	2018	2017	2016
Discount rate (see note 5 a.)	9.00%	7.75%	7.75%
Expected rate of salary increase	5.80%	4.50%	4.50%
Average longevity at retirement age for current pensioners (years)	13	14	15
Inflation	4.00%	3.50%	3.50%

Schedule of amounts recognized in the statement of income and other comprehensive income

	Year ended December 31,
	2018		2017		2016
Service cost:
Current service cost	Ps.	7,467	Ps.	7,995	Ps.	7,629
Net interest expense		7,677		7,672		6,664
Components of defined benefit costs recognized in profit or loss		15,144		15,667		14,293
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		(10,131)		—		(5,815)
Actuarial gains and losses arising from experience adjustments		(14,042)		4,199		2,282
Components of defined benefit costs recognized in other comprehensive income (loss)		(24,173)		4,199		(3,533)
Total	Ps.	(9,029)	Ps.	19,866	Ps.	10,760

Schedule of the amount included in the consolidated statement of financial position arising from the Company’s obligation in respect of its defined benefit plans

	December 31,
	2018		2017		2016
Present value of defined benefit obligations	Ps.	79,905	Ps.	127,479	Ps.	111,921

Schedule of movements in the present value of the defined benefit obligation

	December 31,
	2018		2017		2016
Present value of defined benefit obligation as of January 1,	Ps.	127,479	Ps.	111,921	Ps.	106,414
Current service cost		7,467		7,995		7,629
Interest cost		7,677		7,672		6,664
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		(10,131)		—		(5,815)
Actuarial gains and losses arising from experience adjustments		(14,042)		4,199		2,282
Benefits paid		(38,545)		(4,308)		(5,253)
Present value of defined benefit obligation	Ps.	79,905	Ps.	127,479	Ps.	111,921

Schedule of expected cash flows from pension plans and seniority premium benefits

			Seniority premium
Year	Pensions plan		benefits		Total
2019	Ps.	—	Ps.	646	Ps.	646
2020		450		794		1,244
2021		1,837		863		2,700
2022		1,604		1,085		2,689
2023		1,688		1,165		2,853
From 2024 and subsequently		53,841		11,961		65,802
Total	Ps.	59,420	Ps.	16,514	Ps.	75,934